Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 8.6%
69,834	(1)	Alphabet, Inc. - Class C	$7,622,381	0.9
374,184		AT&T, Inc.	6,563,187	0.8
16,901	(1)	Charter Communications, Inc.	6,973,860	0.9
199,318		Comcast Corp. – Class A	7,213,318	0.9
47,817	(1)	Meta Platforms, Inc.	7,790,824	1.0
43,951	(1)	NetFlix, Inc.	9,825,686	1.2
58,340	(1)	T-Mobile US, Inc.	8,398,626	1.0
153,890		Verizon Communications, Inc.	6,434,141	0.8
81,958	(1)	Walt Disney Co.	9,185,853	1.1
			70,007,876	8.6

		Consumer Discretionary: 11.9%
71,972	(1)	Amazon.com, Inc.	9,123,890	1.1
4,329	(1)	Booking Holdings, Inc.	8,120,381	1.0
680,484		Ford Motor Co.	10,370,576	1.3
234,355		General Motors Co.	8,954,705	1.1
28,623		Home Depot, Inc.	8,255,446	1.0
44,515		Lowe's Cos, Inc.	8,642,142	1.1
31,643		McDonald's Corp.	7,982,896	1.0
75,924		Nike, Inc. - Class B	8,082,110	1.0
102,566		Starbucks Corp.	8,622,724	1.0
55,244		Target Corp.	8,857,823	1.1
34,307	(1)	Tesla, Inc.	9,455,352	1.2
			96,468,045	11.9

		Consumer Staples: 10.6%
187,720		Altria Group, Inc.	8,469,926	1.0
124,967		Coca-Cola Co.	7,711,714	1.0
98,395		Colgate-Palmolive Co.	7,695,473	0.9
16,685		Costco Wholesale Corp.	8,711,239	1.1
206,403		Kraft Heinz Co.	7,719,472	1.0
126,336		Mondelez International, Inc.	7,815,145	1.0
47,017		PepsiCo, Inc.	8,099,619	1.0
77,716		Philip Morris International, Inc.	7,421,101	0.9
55,128		Procter & Gamble Co.	7,604,356	0.9
191,807		Walgreens Boots Alliance, Inc.	6,724,753	0.8
64,298		Walmart, Inc.	8,522,700	1.0
			86,495,498	10.6

		Energy: 3.2%
53,336		Chevron Corp.	8,430,288	1.0
85,711		ConocoPhillips	9,381,069	1.2
88,960		Exxon Mobil Corp.	8,503,686	1.0
			26,315,043	3.2

		Financials: 15.1%
56,207		American Express Co.	8,543,464	1.0
154,314		American International Group, Inc.	7,985,749	1.0
246,051		Bank of America Corp.	8,269,774	1.0
184,843		Bank of New York Mellon Corp.	7,676,530	0.9
28,663	(1)	Berkshire Hathaway, Inc. – Class B	8,048,570	1.0
12,686		Blackrock, Inc.	8,453,824	1.0
74,227		Capital One Financial Corp.	7,854,701	1.0
123,218		Charles Schwab Corp.	8,742,317	1.1
166,438		Citigroup, Inc.	8,123,839	1.0
25,849		Goldman Sachs Group, Inc.	8,599,187	1.1
67,989		JPMorgan Chase & Co.	7,732,389	0.9
124,570		Metlife, Inc.	8,013,588	1.0
100,259		Morgan Stanley	8,544,072	1.0
169,973		US Bancorp	7,752,469	1.0
197,410		Wells Fargo & Co.	8,628,791	1.1
			122,969,264	15.1

		Health Care: 12.9%
71,854		Abbott Laboratories	7,375,813	0.9
50,856		AbbVie, Inc.	6,838,098	0.8
31,941		Amgen, Inc.	7,675,422	0.9
100,144		Bristol-Myers Squibb Co.	6,750,707	0.8
83,977		CVS Health Corp.	8,242,343	1.0
31,002		Danaher Corp.	8,367,750	1.0
24,271		Eli Lilly & Co.	7,311,153	0.9
125,466		Gilead Sciences, Inc.	7,963,327	1.0
44,292		Johnson & Johnson	7,146,071	0.9
86,698		Medtronic PLC	7,622,488	0.9
84,739		Merck & Co., Inc.	7,233,321	0.9
153,890		Pfizer, Inc.	6,960,445	0.9
14,628		Thermo Fisher Scientific, Inc.	7,976,941	1.0
15,201		UnitedHealth Group, Inc.	7,894,335	1.0
			105,358,214	12.9

		Industrials: 12.0%
60,407	(2)	3M Co.	7,511,610	0.9
56,621	(1)	Boeing Co.	9,073,515	1.1
42,725		Caterpillar, Inc.	7,891,735	1.0
97,369		Emerson Electric Co.	7,958,942	1.0
33,528		FedEx Corp.	7,068,038	0.9
35,750		General Dynamics Corp.	8,184,247	1.0
123,083		General Electric Co.	9,039,215	1.1
45,260		Honeywell International, Inc.	8,569,981	1.1
18,714		Lockheed Martin Corp.	7,861,939	1.0
84,021		Raytheon Technologies Corp.	7,540,885	0.9
36,778		Union Pacific Corp.	8,257,029	1.0
43,280		United Parcel Service, Inc. - Class B	8,418,393	1.0
			97,375,529	12.0

		Information Technology: 15.8%
28,016		Accenture PLC	8,081,495	1.0
21,273	(1)	Adobe, Inc.	7,944,189	1.0
56,304		Apple, Inc.	8,852,115	1.1
15,985		Broadcom, Inc.	7,978,273	1.0
182,816		Cisco Systems, Inc.	8,175,532	1.0
210,221		Intel Corp.	6,710,254	0.8
55,712		International Business Machines Corp.	7,156,206	0.9
24,302		Mastercard, Inc. - Class A	7,882,840	1.0
30,120		Microsoft Corp.	7,875,476	1.0
50,439		Nvidia Corp.	7,613,263	0.9

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
113,266		Oracle Corp.	$8,398,674	1.0
109,686	(1)	PayPal Holdings, Inc.	10,249,060	1.3
60,195		Qualcomm, Inc.	7,961,993	1.0
45,948	(1)	Salesforce, Inc.	7,173,402	0.9
51,310		Texas Instruments, Inc.	8,476,925	1.0
39,294		Visa, Inc. - Class A	7,808,111	0.9
			128,337,808	15.8

		Materials: 2.8%
150,812		Dow, Inc.	7,691,412	0.9
139,165		DuPont de Nemours, Inc.	7,743,140	1.0
26,901		Linde PLC	7,609,217	0.9
			23,043,769	2.8

		Real Estate: 2.0%
30,965		American Tower Corp.	7,866,658	1.0
80,599		Simon Property Group, Inc.	8,219,486	1.0
			16,086,144	2.0

		Utilities: 4.1%
73,948		Duke Energy Corp.	7,905,781	1.0
176,797		Exelon Corp.	7,763,156	1.0
103,147		NextEra Energy, Inc.	8,773,684	1.1
110,926		Southern Co.	8,549,067	1.0
			32,991,688	4.1

	Total Common Stock
	(Cost $539,405,555)		805,448,878	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 0.8%
1,512,485	(3) Bank of America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,512,580, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,542,735, due 06/20/46-08/20/52)	1,512,485	0.2
447,971	(3) Barclays Capital, Inc., Repurchase Agreement dated 08/31/22, 2.25%, due 09/01/22 (Repurchase Amount $447,999, collateralized by various U.S. Government Securities, 0.125%-0.625%, Market Value plus accrued interest $456,930, due 04/15/23-01/15/31)	447,971	0.0
1,512,485	(3) Daiwa Capital Markets, Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,512,580, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,542,735, due 09/01/22-09/01/52)	1,512,485	0.2
1,512,485	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,512,580, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,542,735, due 04/30/24-08/20/52)	1,512,485	0.2
1,512,485	(3) Truist Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,512,580, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,542,851, due 11/01/35-08/01/52)	1,512,485	0.2

	Total Repurchase Agreements
	(Cost $6,497,911)	6,497,911	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
15,722,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $15,722,000)	15,722,000	1.9

	Total Short-Term Investments
	(Cost $22,219,911)	22,219,911	2.7

	Total Investments in Securities (Cost $561,625,466)	$827,668,789	101.7
	Liabilities in Excess of Other Assets	(14,123,291)	(1.7)
	Net Assets	$813,545,498	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$805,448,878	$–	$–	$805,448,878
Short-Term Investments	15,722,000	6,497,911	–	22,219,911
Total Investments, at fair value	$821,170,878	$6,497,911	$–	$827,668,789
Other Financial Instruments+
Futures	19,746	–	–	19,746
Total Assets	$821,190,624	$6,497,911	$–	$827,688,535

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	35	09/16/22	$6,923,875	$19,746
			$6,923,875	$19,746

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $581,246,780.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$278,421,448
Gross Unrealized Depreciation	(31,979,693)

Net Unrealized Appreciation	$246,441,755